Business Combination - Schedule of Purchase Price (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2025 CNY (¥)
Schedule of Purchase Price [Line Items]
Cash and cash equivalents	¥ 3,515
Other current assets	604
Property and equipment, net	279
Intangible assets	3,120
Operating lease right-of-use assets	166
Goodwill	7,389
Operating lease liabilities, current portion	(149)
Other current liabilities	(13,082)
Total purchase consideration	1,842
Shenzhen Letsvan [Member]
Schedule of Purchase Price [Line Items]
Cash and cash equivalents	93,450
Short-term investments	20,000
Accounts receivable, net	23,100
Other current assets	24,968
Property and equipment, net	7,488
Goodwill	187,598
Other non-current assets	7,423
Short-term borrowings	(14,500)
Other current liabilities	(22,223)
Other non-current liabilities	(1,155)
Deferred tax liabilities	(17,000)
Non-controlling interests-equity	(93,041)
Non-controlling interests- mezzanine equity	(40,999)
Total purchase consideration	243,109
-Cash	200,000
-Fair value of previously held equity interests	43,109
Total	243,109
Shenzhen Letsvan [Member] | IP Rights [Member]
Schedule of Purchase Price [Line Items]
Newly identified intangible assets	49,000
Shenzhen Letsvan [Member] | Channel Relationship [Member]
Schedule of Purchase Price [Line Items]
Newly identified intangible assets	¥ 19,000